Label	Element	Value
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Preservation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement June 30, 2020

For the following series with prospectuses dated January 1, 2020 (as supplemented to date):

American Funds College Target Date Series®

American Funds College 2036 FundSM (CF36)

American Funds College 2033 Fund® (CF33)

American Funds College 2030 Fund® (CF30)

American Funds College 2027 Fund® (CF27)
American Funds College 2024 Fund® (CF24)

American Funds College 2021 Fund® (CF21)

American Funds College Enrollment Fund® (CEF)

American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM (PSGG)
American Funds Growth PortfolioSM (PSG)
American Funds Growth and Income PortfolioSM (PSGI)
American Funds Moderate Growth and Income PortfolioSM (PSMGI)
American Funds Conservative Growth and Income PortfolioSM (PSCGI)
American Funds Tax-Aware Conservative Growth and Income PortfolioSM (PSTACGI)
American Funds Preservation PortfolioSM (PSP)
American Funds Tax-Exempt Preservation PortfolioSM (PSTEP)

American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio - ConservativeSM (RIC)
American Funds Retirement Income Portfolio - ModerateSM (RIM)
American Funds Retirement Income Portfolio - EnhancedSM (RIE)

American Funds Target Date Retirement Series®
American Funds 2065 Target Date Retirement FundSM (ATFD65)
American Funds 2060 Target Date Retirement Fund® (ATFD60)
American Funds 2055 Target Date Retirement Fund® (ATFD55)
American Funds 2050 Target Date Retirement Fund® (ATFD50)
American Funds 2045 Target Date Retirement Fund® (ATFD45)
American Funds 2040 Target Date Retirement Fund® (ATFD40)
American Funds 2035 Target Date Retirement Fund® (ATFD35)
American Funds 2030 Target Date Retirement Fund® (ATFD30)
American Funds 2025 Target Date Retirement Fund® (ATFD25)
American Funds 2020 Target Date Retirement Fund® (ATFD20)
American Funds 2015 Target Date Retirement Fund® (ATFD15)
American Funds 2010 Target Date Retirement Fund® (ATFD10)

Changes apply to all funds within each series unless otherwise noted below.

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Preservation Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

2. The following replaces the second sentence in the first paragraph of the “Fee and expenses of the fund” section for each of the funds within the American Funds Portfolio Series (other than American Funds Tax-Aware Conservative Growth and Income Portfolio and American Funds Tax-Exempt Preservation Portfolio) to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund.

5. In the third paragraph of the “Fee and expenses of the fund” section for each of the funds within American Funds Portfolio Series (other than American Funds Tax-Aware Conservative Growth and Income Portfolio and American Funds Tax-Exempt Preservation Portfolio), replace the following sentence:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The following replaces the second sentence in the first paragraph of the “Fee and expenses of the fund” section for each of the funds within the American Funds Portfolio Series (other than American Funds Tax-Aware Conservative Growth and Income Portfolio and American Funds Tax-Exempt Preservation Portfolio) to read as follows: In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

8. The table under the heading “Example” in the “Fees and expenses of the fund” section of the prospectus for each of the funds within American Funds Portfolio Series is amended to reflect revisions as provided.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	With redemptions
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Without redemptions
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

11. The following is added to the end of “Market conditions” in the “Principal risks” section of the prospectus for each of the funds within the series listed above:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Keep this supplement with your prospectus.
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Preservation Portfolio | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	625
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,087
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Preservation Portfolio | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,255
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,255
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Preservation Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,474
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,474
AMERICAN FUNDS PORTFOLIO SERIES | American Funds Preservation Portfolio | Class ABLE-A
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	461
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	623
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,092